Offerings - Offering: 1	Aug. 04, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 80,287,350
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,292
Offering Note
(1)
In accordance with Rule
0-11
of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as of August 1, 2025, the maximum number of securities of DallasNews Corporation (the “Company”) to which this transaction applies was estimated to be 5,352,490, consisting of 4,739,025 issued and outstanding shares of the Company’s Series A common stock, par value $0.01 per share, and 613,465 issued and outstanding shares of the Company’s Series B common stock, par value $0.01 per share (collectively, the “Common Stock”), entitled to receive the per share merger consideration of $15.00.

(2)
In accordance with Rule
0-11
of the Exchange Act and estimated solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of August 1, 2025, based on the product of 5,352,490 shares of Common Stock outstanding and the per share merger consideration of $15.00.

(3)
In accordance with Section 14(g) of the Exchange Act and Exchange Act Rule
0-11,
the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction as calculated in note (2) above by 0.00015310.